Associates and Other Investments (Table)	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest In Other Entities [Abstract]
Summary of Company's associates and other investments
The following table summarizes the Company’s associates and other investments:

	December 31, 2022 $	December 31, 2021 $

Investment in Arena Minerals	17,276	13,033

Warrants to purchase shares in Arena Minerals	1,616	7,558

Investment in Green Technology Metals	7,451	-

Investment in Ascend Elements	5,000	-

Associates and other investments	31,343	20,591

Summary of Changes in Investments Accounted for Under Equity Method During the Period and Changes in Fair Value of Warrants Purchased Accounted for Under Equity Investments During the Period
The Company has significant influence over Arena Minerals by virtue of its current equity holdings of shares and warrants, and its nominee director to the board of Arena Minerals. As such, the investment in Arena Minerals is accounted for using the equity method. Warrants to acquire common shares of Arena Minerals are derivatives and accounted for at fair value with changes in fair value recorded in the statement of comprehensive loss.

	Common shares	Warrants

	$	$

Investment in Arena Minerals, as at December 31, 2020	-	-

Purchase of Arena Minerals shares and warrants	13,375	1,383

Share of loss of Arena Minerals	(342)	-

Gain on change in fair value of Arena Minerals warrants	-	6,175

Investment in Arena Minerals, as at December 31, 2021	13,033	7,558

Share of loss of Arena Minerals	(1,359)	-

Exercise of warrants	5,602	(2,857)

Loss on change in fair value of Arena Minerals warrants	-	(3,085)

Investment in Arena Minerals, as at December 31, 2022	17,276	1,616